December 15, 2014
Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Form N-14 for the Calvert Short Duration Income Fund, a series of The Calvert Fund (File No. 333-__________)
Ladies and Gentlemen:
Transmitted electronically herewith on behalf of The Calvert Fund is Form N-14 for the Calvert Short Duration Income Fund, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”). The purpose of the prospectus/proxy statement is to obtain shareholder approval to reorganize the assets of Calvert Government Fund, a series of The Calvert Fund, into Calvert Short Duration Income Fund.
Please note that the net asset value of Calvert Government Fund is less than 10 percent of the net asset value of Calvert Short Duration Income Fund. Accordingly, in reliance on paragraph 2 of Item 14 of Form N-14 pro forma financial statements are not included in Part B of this Form N-14.
It is proposed that this filing will become effective on January 28, 2015 pursuant to Rule 488 under the 1933 Act.
Please feel free to contact me at 301-657-7044 with any questions about this filing.
Very truly yours,
/s/ Andrew K. Niebler
Andrew Niebler
Associate General Counsel
Calvert Investments, Inc.